DIMENSIONAL INVESTMENT GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

DFA International Value Portfolio IV	Emerging Markets Portfolio II

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of Dimensional Investment Group Inc.  The SAI is revised as follows:

In the “SERVICES TO THE FUND” section of the SAI, the subsections entitled “Administrative Services” and “Custodians” are replaced in their entirety as follows:

Administrative Services

 The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio.  Pursuant to the administration agreement, the Advisor will perform various services, including:  supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as the shareholders or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel.  For the administrative services provided to the DFA International Value Portfolio IV, the Advisor receives a monthly fee equal to one-twelfth of 0.20% of the Portfolio’s first $40 million of average net assets and no fee for assets exceeding $40 million.  Pursuant to the administration agreement relating to the Emerging Markets Portfolio II, the Advisor receives a monthly fee equal to one-twelfth of 0.15% of the Portfolio’s average net assets.  For the fiscal years ended October 31, 2012, October 31, 2011 and October 31, 2010, the Portfolios paid administrative fees to the Advisor as set forth in the following table:

Portfolio	FISCAL YEAR ENDED 2012	FISCAL YEAR ENDED 2011	FISCAL YEAR ENDED 2010
International Value Portfolio IV	$80,000	$80,000	$80,000
Emerging Markets Portfolio II	$182,000	$224,000	$220,000

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for the Portfolios and Master Funds.  The Portfolios and Master Funds pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for the Portfolios and the Master Funds.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Master Funds pay State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a Master Fund under the fee schedule are allocated to each such Master Fund based on the Master Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.  The Portfolios are also each subject to an annual fee of $20,000.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the custodian for the Master Funds.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the Portfolios.

The date of this Supplement is April 1, 2013

INSTITUTIONAL CLASS SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

DOMESTIC PORTFOLIOS

U.S. Large Company Portfolio	U.S. Core Equity 2 Portfolio
Enhanced U.S. Large Company Portfolio	U.S. Vector Equity Portfolio
U.S. Large Cap Value Portfolio	U.S. Small Cap Portfolio
U.S. Small Cap Value Portfolio	U.S. Micro Cap Portfolio
U.S. Targeted Value Portfolio	DFA Real Estate Securities Portfolio
U.S. Core Equity 1 Portfolio
INTERNATIONAL PORTFOLIOS

Large Cap International Portfolio	DFA International Small Cap Value Portfolio
DFA International Value Portfolio	International Vector Equity Portfolio
International Core Equity Portfolio	World ex U.S. Value Portfolio
International Small Company Portfolio	World ex U.S. Targeted Value Portfolio
Japanese Small Company Portfolio	World ex U.S. Core Equity Portfolio
Asia Pacific Small Company Portfolio	Selectively Hedged Global Equity Portfolio
United Kingdom Small Company Portfolio	Emerging Markets Portfolio
Continental Small Company Portfolio	Emerging Markets Value Portfolio
DFA International Real Estate Securities Portfolio	Emerging Markets Small Cap Portfolio
DFA Global Real Estate Securities Portfolio	Emerging Markets Core Equity Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.  The SAI is revised as follows:

In the “SERVICES TO THE FUNDS” section of the SAI, the subsections entitled “Administrative Services—All Portfolios” and “Custodians” are replaced in their entirety as follows:

Administrative Services—All Portfolios

           BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for all the Portfolios, Underlying Funds and Master Funds.  The Portfolios, Underlying Funds and Master Funds pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for all of the Portfolios, Underlying Funds and Master Funds.  The services provided by State Street are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the non-Feeder Portfolios (except the International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, collectively, the “Fund of Funds”), the Feeder Portfolios’ Master Funds and the Underlying Funds pay State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a non-Feeder Portfolio, a Master Fund or an Underlying Fund under the fee schedule are allocated to each such non-Feeder Portfolio, Master Fund or Underlying Fund based on the non-Feeder Portfolio’s, Master Fund’s or Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

Each Feeder Portfolio and Fund of Funds is also subject to an annual fee.  The U.S. Large Cap Value Portfolio, DFA International Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Value Portfolio and Emerging Markets Small Cap Portfolio are each subject to an annual fee of $20,000.  International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Selectively Hedged Global Equity Portfolio are each subject to an annual fee of $36,000.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, serves as the custodian for the following Portfolios and Master Funds:  Enhanced U.S. Large Company Portfolio (co-custodian with The Bank of New York Mellon), Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, DFA International Small Cap Value Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, The Emerging Markets Series, The Emerging Markets Small Cap Series, Emerging Markets Core Equity Portfolio and Dimensional Emerging Markets Value Fund.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for DFA Global Real Estate Securities Portfolio, International Small Company Portfolio, the Domestic Equity non-Feeder Portfolios, the Feeder Portfolios and the U.S. Large Cap Value Series.

The date of this Supplement is April 1, 2013

INSTITUTIONAL CLASS SHARES

DIMENSIONAL INVESTMENT GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

Global Equity Portfolio	Global Allocation 25/75 Portfolio
Global Allocation 60/40 Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of Dimensional Investment Group Inc.  The SAI is revised as follows:

In the “SERVICES TO THE FUND” section of the SAI, the subsections entitled “Administrative Services” on page 24 and “Custodian” on page 25 are replaced in their entirety as follows:

Administrative Services

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for the Portfolios and Underlying Funds.  The Portfolios and Underlying Funds pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for the Portfolios and Underlying Funds.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Underlying Funds pay State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to an Underlying Fund under the fee schedule are allocated to each such Underlying Fund based on the Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.Each Portfolio is also subject to an annual fee of $36,000.

Custodian

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the Portfolios.

The custodian maintains a separate account or accounts for a Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.

The date of this Supplement is April 1, 2013

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

LWAS/DFA U.S. High Book to Market Portfolio	LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA International High Book to Market Portfolio	LWAS/DFA Two-Year Government Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.  The SAI is revised as follows:

In the “SERVICES TO THE FUNDS” section of the SAI, the subsections entitled “Administrative Services – All Portfolios” and “Custodians” are replaced in their entirety as follows:

Administrative Services – All Portfolios

           BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for the Portfolios and the Master Funds.  The Portfolios and Master Funds pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for all of the Portfolios and the Master Funds.  The services provided by State Street are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Master Funds and the Fixed Income Portfolios pay State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a Master Fund or a Fixed Income Portfolio under the fee schedule are allocated to each such Master Fund or Fixed Income Portfolio based on the Master Fund’s or Fixed Income Portfolio’s pro-rata portion of the aggregate average net assets of the Fund Complex.  The Feeder Portfolios are each also subject to an annual fee of $20,000.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the custodian for the International Value Series.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the Portfolios and U.S. Large Cap Value Series.

The date of this Supplement is April 1, 2013

CLASS R1 SHARES
CLASS R2 SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

DOMESTIC EQUITY SECURITIES	INTERNATIONAL EQUITY SECURITIES
U.S. Targeted Value Portfolio	DFA International Value Portfolio
Emerging Markets Value Portfolio

ALLOCATION PORTFOLIOS
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.  The SAI is revised as follows:

In the “SERVICES TO THE FUNDS” section of the SAI, the subsections entitled “Administrative Services—All Portfolios” and “Custodians” are replaced in their entirety as follows:

Administrative Services—All Portfolios

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for all of the Portfolios, Underlying Funds and Master Funds.  The Portfolios, Underlying Funds and Master Funds pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for all of the Portfolios, Underlying Funds and Master Funds.  The services provided by State Street are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the U.S. Targeted Value Portfolio, the Feeder Portfolios’ Master Funds and the Underlying Funds pay State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to the U.S. Targeted Value Portfolio, a Master Fund or an Underlying Fund under the fee schedule are allocated to each such Portfolio, Master Fund or Underlying Fund based on the Portfolio’s, Master Fund’s or Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

Each Feeder Portfolio and Allocation Portfolio is also subject to an annual fee.  The DFA International Value Portfolio and Emerging Markets Value Portfolio are each subject to an annual fee of $20,000.  The Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio are each subject to an annual fee of $36,000.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the custodian for The DFA International Value Series and Dimensional Emerging Markets Value Fund.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the U.S. Targeted Value Portfolio, the Feeder Portfolios and the Allocation Portfolios.

The date of this Supplement is April 1, 2013

CLASS R10 SHARES
CLASS R25 SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

DOMESTIC EQUITY SECURITIES	INTERNATIONAL EQUITY SECURITIES
U.S. Large Cap Value Portfolio	DFA International Value Portfolio
U.S. Targeted Value Portfolio	International Core Equity Portfolio
U.S. Core Equity 1 Portfolio	DFA International Small Cap Value Portfolio
U.S. Sustainability Core 1 Portfolio	International Sustainability Core 1 Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity Portfolio

ALLOCATION PORTFOLIOS	FIXED INCOME SECURITIES
Global Equity Portfolio	DFA Inflation-Protected Securities Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.  The SAI is revised as follows:

In the “SERVICES TO THE FUNDS” section of the SAI, the subsections entitled “Administrative Services—All Portfolios” and “Custodians” are replaced in their entirety as follows:

Administrative Services—All Portfolios

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for all of the Portfolios, Underlying Funds and Master Funds.  The Portfolios, Underlying Funds and Master Funds pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for all of the Portfolios, Underlying Funds and Master Funds.  The services provided by State Street are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the non-Feeder Portfolios (except the Allocation Portfolios), the Feeder Portfolios’ Master Funds and the Underlying Funds pay State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a non-Feeder Portfolio, Master Fund or an Underlying Fund under the fee schedule are allocated to each such non-Feeder Portfolio, Master Fund or Underlying Fund based on the non-Feeder Portfolio’s, Master Fund’s or Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

Each Feeder Portfolio and Allocation Portfolio is also subject to an annual fee.  The U.S. Large Cap Value Portfolio, DFA International Value Portfolio and Emerging Markets Value Portfolio are each subject to an annual fee of $20,000.  The

 Allocation Portfolios are each subject to an annual fee of $36,000.  The Class R10 shares and Class R25 shares of the Portfolios each pay a shareholder servicing administrative fee of $250 per month ($3,000 per year) to State Street for administrative and accounting services in connection with the assessment of shareholder services fees by the Class R10 shares and Class R25 shares.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the global custodian for The DFA International Value Series, International Core Equity Portfolio, DFA International Small Cap Value Portfolio, International Sustainability Core 1 Portfolio, Emerging Markets Value Fund and Emerging Markets Core Equity Portfolio.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for The U.S. Large Cap Value Series, U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Sustainability Core 1 Portfolio, DFA Inflation-Protected Securities Portfolio, the Feeder Portfolios and the Allocation Portfolios.

Each custodian maintains a separate account or accounts for a Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.

The date of this Supplement is April 1, 2013